Related parties - Prescribed Officers' remuneration and benefits (Details)			1 Months Ended	12 Months Ended
	Apr. 15, 2024	Apr. 14, 2024 USD ($)	May 31, 2024 ZAR (R)	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 ZAR (R)
Prescribed Officers
Disclosure of transactions between related parties
Percentage of vested LTIs and accrued dividends released first				50.00%
Percentage of vested LTIs and accrued dividends released second				50.00%
Prescribed Officers | Minimum
Disclosure of transactions between related parties
Corporate performance target achieved, percentage				83.60%
Prescribed Officers | Maximum
Disclosure of transactions between related parties
Corporate performance target achieved, percentage				100.00%
S Baloyi
Disclosure of transactions between related parties
Salary				R 4,352,000	R 4,773,000
Risk and Retirement funding				857,000	1,017,000
Vehicle benefit				225,000	300,000
Healthcare				106,000	126,000
Taxable fringe benefits				20,000	179,000
Total salary and benefits				5,560,000	6,395,000
Short-term incentive				4,418,000	3,672,000
Long-term incentive					4,103,000
Total annual remuneration				R 9,978,000	14,170,000
Period apportioned as Prescribed Officer				9 months
Period apportioned as President and CEO				3 months
HC Brand
Disclosure of transactions between related parties
Salary					5,088,000
Risk and Retirement funding					1,492,000
Vehicle benefit					234,000
Healthcare					101,000
Taxable fringe benefits					2,531,000
Total salary and benefits					9,446,000
Short-term incentive					3,553,000
Long-term incentive					6,045,000
Total annual remuneration					19,044,000
Accumulated leave encashment, included in taxable fringe benefits					2,516,801
V Bester
Disclosure of transactions between related parties
Salary				R 1,386,000
Risk and Retirement funding				211,000
Healthcare				28,000
Taxable fringe benefits				1,001,000
Total salary and benefits				2,626,000
Short-term incentive				479,000
Long-term incentive				1,086,000
Total annual remuneration				4,191,000
Payment of buy-out award, included in other benefits			R 1,000,000
BP Mabelane
Disclosure of transactions between related parties
Salary				6,153,000	7,778,000
Risk and Retirement funding				290,000	380,000
Healthcare				47,000	60,000
Taxable fringe benefits				22,625,000	1,008,000
Total salary and benefits				29,115,000	9,226,000
Short-term incentive					4,227,000
Long-term incentive					15,876,000
Total annual remuneration				29,115,000	29,329,000
CK Mokoena
Disclosure of transactions between related parties
Salary				6,655,000	6,283,000
Risk and Retirement funding				363,000	357,000
Healthcare				157,000	143,000
Taxable fringe benefits				21,000	15,000
Total salary and benefits				7,196,000	6,798,000
Short-term incentive				2,119,000	3,380,000
Long-term incentive				2,295,000	5,929,000
Total annual remuneration				11,610,000	16,107,000
CF Rademan
Disclosure of transactions between related parties
Salary				2,314,000	6,753,000
Taxable fringe benefits				249,000	2,000
Total salary and benefits				2,563,000	6,755,000
Short-term incentive				1,624,000	3,200,000
Total annual remuneration				4,187,000	9,955,000
BV Griffith
Disclosure of transactions between related parties
Salary				9,594,000	11,023,000
Risk and Retirement funding				2,012,000	812,000
Healthcare				311,000	365,000
Taxable fringe benefits				469,000	546,000
Total salary and benefits				12,386,000	12,746,000
Short-term incentive				2,730,000	6,087,000
Long-term incentive				2,935,000	7,169,000
Total annual remuneration				18,051,000	R 26,002,000
Retirement gratuity amount | $		$ 65,000
AGM Gerber
Disclosure of transactions between related parties
Salary				1,943,000
Risk and Retirement funding				51,000
Vehicle benefit				75,000
Healthcare				21,000
Taxable fringe benefits				113,000
Total salary and benefits				2,203,000
Total annual remuneration				2,203,000
Period of accommodation costs included in contract	3 months
C Herrmann
Disclosure of transactions between related parties
Salary				1,845,000
Risk and Retirement funding				142,000
Healthcare				25,000
Taxable fringe benefits				648,000
Total salary and benefits				2,660,000
Short-term incentive				577,000
Long-term incentive				2,062,000
Total annual remuneration				5,299,000
SD Pillay
Disclosure of transactions between related parties
Salary				1,192,000
Risk and Retirement funding				192,000
Vehicle benefit				38,000
Healthcare				28,000
Total salary and benefits				1,450,000
Short-term incentive				422,000
Long-term incentive				778,000
Total annual remuneration				2,650,000
H Wenhold
Disclosure of transactions between related parties
Salary				3,548,000
Risk and Retirement funding				1,039,000
Vehicle benefit				71,000
Healthcare				75,000
Taxable fringe benefits				28,000
Total salary and benefits				4,761,000
Short-term incentive				1,378,000
Long-term incentive				3,791,000
Total annual remuneration				R 9,930,000